SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Vessels, Impairment, Drydocking and Engine Overhaul (Details)	12 Months Ended
Dec. 31, 2019 h
Minimum
Property, Plant and Equipment [Line Items]
Period when vessels are required to be drydocked (in months)	30 months
Estimated running hours until engine overhaul (hours)	10,000
Maximum
Property, Plant and Equipment [Line Items]
Period when vessels are required to be drydocked (in months)	60 months
Estimated running hours until engine overhaul (hours)	12,000
PSVs
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	25 years
AHTS vessels
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	25 years
Crew boats
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	15 years